Amount due to a director	12 Months Ended
Mar. 31, 2024
Amount Due To Director
Amount due to a director	Note 13 — Amount due to a director

	As of March 31,
	2024	2023

Amount due to a director	$12,703	$—
The amount due to a director was unsecured, non-interest bearing and repayable on demand.